Fair Value of Pension Plan Assets, by Asset Category (Parenthetical) (Detail)	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in bonds	7.00%
Pooled funds, percentage of investment in listed equity securities	11.00%
Japanese bonds | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in bonds	80.00%	78.00%
Foreign bonds | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in bonds	20.00%	22.00%
Japanese companies Equity Securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in listed equity securities	34.00%	36.00%
Foreign companies Equity Securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in listed equity securities	21.00%	20.00%
Japanese bonds | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in bonds	29.00%	27.00%
Foreign bonds | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in bonds	12.00%	13.00%